Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Debt Instruments
As of September 30, 2020 and December 31, 2019, our debt consisted of the following (in millions):

	September 30, 2020	December 31, 2019
Long-term debt:
4.200% to 6.25% senior secured notes due through 2037 and working capital facility (“2020 Working Capital Facility”)	$13,650	$13,650
Unamortized premium, discount and debt issuance costs, net	(136)	(126)

Total long-term debt, net	13,514	13,524
Current debt:
$1.2 billion Working Capital Facility executed in 2015 (“2015 Working Capital Facility”)	—	—

Total debt, net	$13,514	$13,524

As of December 31, 2019 and 2018, our debt consisted of the following (in millions):

	December 31,
	2019	2018
Long-term debt
5.625% Senior Secured Notes due 2021 (“2021 Senior Notes”)	$2,000	$2,000
6.25% Senior Secured Notes due 2022 (“2022 Senior Notes”)	1,000	1,000
5.625% Senior Secured Notes due 2023 (“2023 Senior Notes”)	1,500	1,500
5.75% Senior Secured Notes due 2024 (“2024 Senior Notes”)	2,000	2,000
5.625% Senior Secured Notes due 2025 (“2025 Senior Notes”)	2,000	2,000
5.875% Senior Secured Notes due 2026 (“2026 Senior Notes”)	1,500	1,500
5.00% Senior Secured Notes due 2027 (“2027 Senior Notes”)	1,500	1,500
4.200% Senior Secured Notes due 2028 (“2028 Senior Notes”)	1,350	1,350
5.00% Senior Secured Notes due 2037 (“2037 Senior Notes”)	800	800
Unamortized discount, premium and debt issuance costs, net	(126)	(150)

Total long-term debt, net	13,524	13,500
Current debt
$1.2 billion Working Capital Facility (“Working Capital Facility”)	—	—

Total debt, net	$13,524	$13,500

Schedule of Debt Issuances
The following table shows the issuances of debt during the nine months ended September 30, 2020:

	Maturity Date	Interest Rate	Principal Amount Issued (in millions)
Nine Months Ended June 30, 2020
4.500% Senior Secured Notes due 2030 (the “2030 Senior Notes”) (1)	May 15, 2030	4.500%	$2,000

Nine Months Ended September 30, 2020 total			$2,000

(1)
Proceeds of the 2030 Senior Notes, along with available cash, were used to redeem all of our outstanding 5.625% Senior Secured Notes due 2021 (the “2021 Senior Notes”), resulting in the recognition of debt extinguishment costs of $43 million for the nine months ended September 30, 2020 relating to the payment of early redemption fees and write off of unamortized debt premium and issuance costs.

Schedule of Maturities of Long-term Debt
Below is a schedule of future principal payments that we are obligated to make on our outstanding debt at December 31, 2019 (in millions):

Years Ending December 31,	Principal Payments
2020	$—
2021	2,000
2022	1,000
2023	1,500
2024	2,000
Thereafter	7,150

Total	$13,650

Schedule of Line of Credit Facilities
Below is a summary of our 2020 Working Capital Facility as of September 30, 2020 (in millions):

2020 Working Capital Facility (1)
Original facility size	$1,200
Less:
Outstanding balance	—
Letters of credit issued	413

Available commitment	$787

Interest rate on available balance	LIBOR plus 1.125% - 1.750% or base rate plus 0.125% - 0.750%
Weighted average interest rate of outstanding balance	n/a
Maturity date	March 19, 2025

(1)
The 2020 Working Capital Facility contains customary conditions precedent for extensions of credit, as well as customary affirmative and negative covenants. We pay a commitment fee equal to an annual rate of 0.1% to 0.3% (depending on our then-current rating), which accrues on the daily amount of the total commitment less the sum of (1) the outstanding principal amount of loans, (2) letters of credit issued and (3) the outstanding principal amount of swing line loans.

Below is a summary of our Working Capital Facility as of December 31, 2019 (in millions):

Working Capital Facility
Original facility size	$ 1,200
Less:
Outstanding balance	—
Letters of credit issued	414

Available commitment	$ 786

Interest rate on available balance	LIBOR plus 1.75% or base rate plus 0.75%
Weighted average interest rate of outstanding balance	n/a
Maturity date	December 31, 2020

Schedule of Interest Expense	Total interest expense, net of capitalized interest consisted of the following (in millions):

	Nine Months Ended September 30,
	2020	2019
Total interest cost	$589	$593
Capitalized interest	(66)	(69)

Total interest expense, net of capitalized interest	$523	$524

Total interest expense consisted of the following (in millions):

	Year Ended December 31,
	2019	2018	2017
Total interest cost	$790	$791	$779
Capitalized interest	(85)	(202)	(285)

Total interest expense, net	$705	$589	$494

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
The following table shows the carrying amount and estimated fair value of our debt (in millions):

	September 30, 2020		December 31, 2019
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Senior notes—Level 2 (1)	$12,850	$14,441	$12,850	$14,050
Senior notes—Level 3 (2)	800	946	800	934
Working capital facility (3)	—	—	—	—

(1)	The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of these senior notes and other similar instruments.
(2)
The Level 3 estimated fair value was calculated based on inputs that are observable in the market or that could be derived from, or corroborated with, observable market data, including interest rates based on debt issued by parties with comparable credit ratings to us and inputs that are not observable in the market.

(3)
The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.

The following table shows the carrying amount and estimated fair value of our debt (in millions):

	December 31, 2019		December 31, 2018
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Senior notes (1)	$12,850	$14,050	$12,850	$13,235
2037 Senior Notes (2)	800	934	800	817

(1)
Includes 2021 Senior Notes, 2022 Senior Notes, 2023 Senior Notes, 2024 Senior Notes, 2025 Senior Notes, 2026 Senior Notes, 2027 Senior Notes and 2028 Senior Notes. The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of these senior notes and other similar instruments.

(2)
The Level 3 estimated fair value was calculated based on inputs that are observable in the market or that could be derived from, or corroborated with, observable market data, including interest rates based on debt issued by parties with comparable credit ratings to us and inputs that are not observable in the market.